Trade accounts receivable	12 Months Ended
Dec. 31, 2013
Trade accounts receivable
Note 5.	Trade accounts receivable

The Company sells software and licenses through direct sales to customers and indirect sales with partners, distributors and resellers. In addition, the Company generates platform-derived revenues from third party Internet search engines. The trade accounts receivable primarily include receivables from the resellers and payment gateway providers as well as the receivables from the Internet search engines.

As of December 31, 2012 and 2013, the accounts receivable pledged as collateral to the long term debt totaled $30,633 and nil, respectively (Note 12).

The allowance for doubtful accounts was comprised of the following activity:

	Year Ended December 31,
	2011	2012	2013
Balance at beginning of period	$976	$1,734	$1,812
Charged to operating expenses	884	216	356
Amount written-off or used	(126)	(138)	(476)

Balance at end of period	$1,734	$1,812	$1,692

The reserve for software returns was comprised of the following activity:

	Year Ended December 31,
	2011	2012	2013
Balance at beginning of period	$715	$1,228	$2,067
Charged against revenue	2,107	2,990	1,313
Amount written-off or used	(1,594)	(2,151)	(2,198)

Balance at end of period	$1,228	$2,067	$1,182